Share Capital	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Share Capital
(a)	Authorized

Unlimited common shares without par value.

Unlimited preferred shares - nil issued and outstanding.

(b)	Share issuances

Year ended December 31, 2019:

i.	On July 11, 2019, the Company completed a non-brokered flow-through private placement. The placement consisted of 633,334 flow-through common shares priced at $3.00 per flow-through share for gross proceeds of $1,900 which were to be used exclusively for exploration on the Committee Bay project, of which $24 is remaining at December 31, 2019.

Share issue costs related to the flow-through private placement totaled $44. No commissions were paid. A reconciliation of the impact of the July 2019 Flow-Through Offering on share capital is as follows:

	Number of common shares		Impact on share capital
Flow-through shares issued at $3.00 per share633,334		$1,900
Cash share issue costs	-		(44)
Proceeds net of share issue costs	633,334		1,856
Flow-through share premium liability	-		(557)
	633,334		$1,299

ii.	On March 27, 2019, the Company completed a non-brokered private placement for gross proceeds of $5,255. The placement consisted of 3,284,375 common shares (the “Shares”) priced at $1.60 per Share (the “March 2019 Offering”).

Share issue costs related to the March 2019 Offering totaled $186, which included $110 in commissions, and $76 in other issuance costs. A reconciliation of the impact of the March 2019 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Common shares issued at $1.60 per share	3,284,375	$5,255
Cash share issue costs	-	(186)
Proceeds net of share issue costs	3,284,375	$5,069

iii.	During the year ended December 31, 2019, 926,250 shares were issued as a result of share options being exercised with a weighted average exercise price of approximately $0.62 for gross proceeds of $572 and $489 attributed to these share options was transferred from the equity reserves and recorded against share capital.

Year ended December 31, 2018:

iv.	On August 16, 2018, the Company completed a non-brokered flow-through private placement (the “August 2018 Offering”) for gross proceeds of $7,331. The proceeds from the sale of the August 2018 flow-through shares were used exclusively for exploration on the Company’s Committee Bay, Gibson MacQuoid and Homestake Ridge projects.

Share issue costs related to the August 2018 Offering totalled $400, which included $350 in commissions, and $50 in other issuance costs. A reconciliation of the impact of the August 2018 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Nunavut flow-through shares issued at $1.60 per share	2,084,375	$3,335
Nunavut charity flow-through shares issued at $1.75 per share	1,215,000	2,126
BC charity flow-through shares issued at $1.87 per share	1,000,000	1,870
Share issue costs	-	(400)
Proceeds net of share issue costs	4,299,375	6,931
Flow-through share premium liability	-	(1,742)
	4,299,375	$5,189

v.	On March 23, 2018, the Company closed the “March 2018 Offering” by issuing a total of 6,015,385 common shares of the Company at a price of US$1.30 per share for gross proceeds of US$7.8 million. The March 2018 Offering was completed pursuant to an underwriting agreement dated March 13, 2018 among the Company and Cantor Fitzgerald Canada Corporation and a syndicate of underwriters. The proceeds from the sale of the March 2018 flow-through shares were used exclusively for exploration on the Company’s Committee Bay project.

Share issue costs related to the March 2018 Offering totaled $1,340, which included $756 in commissions, and $584 in other issuance costs. A reconciliation of the impact of the March 2018 Offering on share capital is as follows:

	Number of common shares		Impact on share capital
Common shares issued at US$1.30 per share 6,015,385		$10,054
Flow-through shares issued at US$1.82 per share	1,091,826		2,561
Share issue costs	-		(1,340)
Proceeds net of share issue costs	7,107,211		11,275
Flow-through share premium liability	-		(737)
	7,107,211		$10,538

vi.	During the year ended December 31, 2018, 220,000 shares were issued as a result of share options being exercised with a weighted average exercise price of $0.91 for gross proceeds of $198 and $156 attributed to these share options was transferred from the equity reserve and recorded against share capital.

vii.	During the year ended December 31, 2018, 15,000 shares were issued as a result of share purchase warrants being exercised with a weighted average exercise price of $1.40 for gross proceeds of $21 and $12 attributed to these share purchase warrants was transferred from the share option and warrant reserve and recorded against share capital.